Outstanding Shares	12 Months Ended
Dec. 31, 2020
Outstanding Shares [Abstract]
Outstanding Shares

4.    Outstanding Shares

Preferred Stock

As of December 31, 2020, we had authorized 60,274,078 shares of undesignated convertible preferred stock, $0.001 par value, of which 58,554,536 and 50,588,630 shares were issued and outstanding as of December 31, 2020 and 2019, respectively. Our Board of Directors (the “Board”) and existing stock stockholders are authorized to determine the rights of each offering of preferred stock including, among other terms, dividend rights, voting rights, conversion rights, redemption prices and liquidation preferences, if any, subject to the limitations of applicable laws, regulations and its charter.

Our authorized convertible preferred stock consists of the following tranches as of December 31, 2020 and 2019:

	As of December 31,
	2020(1)	2019
Series Seed	4,000,000	4,000,000
Series Seed – 1	4,662,290	4,662,290
Series Seed – 2	8,484,214	8,484,214
Series Seed – 3	2,693,316	2,693,316
Series Seed – 4	941,868	941,868
Series A-1	18,610,884	18,610,884
Series A-2	20,881,506	20,881,506
Total authorized preferred stock	60,274,078	60,274,078

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(1)      See liquidation preference for the respective redemption rates.

Our outstanding convertible preferred shares and carrying values consist of the following tranches as of December 31, 2020 and 2019:

	As of December 31,
	2020(1)		2019(1)
	Outstanding	Carry Value	Outstanding	Carry Value
Series Seed	4,000,000	$100,000	4,000,000	$100,000
Series Seed – 1	4,662,290	2,686,199	4,662,290	2,686,199
Series Seed – 2	8,311,455	5,740,492	8,311,455	5,740,492
Series Seed – 3	2,693,316	1,921,543	2,693,316	1,921,543
Series Seed – 4	941,868	750,000	941,868	750,000
Series A – 1	18,610,884	9,887,284	18,610,884	9,891,936
Series A – 2	19,334,723	24,846,935	11,368,817	14,600,569
Total outstanding preferred stock	58,554,536	$45,932,453	50,588,630	$$35,690,739

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(1)      See liquidation preference for the respective redemption rates.

Conversion rights.    Each preferred share is convertible, at the holder’s option, into such number of fully paid and non-assessable shares of Class A common stock as is determined by dividing the applicable original issue price by the conversion price, which is equal to the liquidation preference price described in the Liquidation preference paragraph below. The preferred shares will automatically convert into shares of Class A common stock at its then effective conversion rate immediately upon the closing of an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of Class A common stock with gross proceeds to the Company of not less than $50.0 million at a per share price of not less than the price determined by dividing $150.0 million by the number of Class A common shares outstanding immediately prior to closing an IPO or upon the consent of a majority of each series of convertible preferred stock voting as a single class.

Liquidation preference.    In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of, on a pari passu basis, Series Seed, Series Seed-1, Series Seed-2, Series Seed-3, Series Seed-4, Series A-1, and Series A-2 convertible preferred stock are entitled to receive, prior and in preference to any distribution of any assets or surplus funds to the holders of the Special Stock (see below for a description of the terms of the Special Stock) and the common stock, $0.025, $0.57, $0.63, $0.69, $0.69, $0.53732, $1.29301 per share, respectively, plus any dividends declared but unpaid on such shares payable on a pari passu basis among the series. Thereafter, any remaining assets and funds of the Company will be (i) distributed ratably to the holders of Class A common stock and (ii) the holder of the Special Stock or Class B common stock shall be entitled to receive for each outstanding share of Special Stock or Class B common stock then held by it an amount equal to the par value of such share (provided, however, that the right to receive the payment called for herein may be waived by the holder of the Special Stock or Class B common stock). A liquidation event is deemed to include the Company’s sale of all or substantially all of its assets or the acquisition of the Company by another person or entity by means of merger or consolidation resulting from the transfer of 50% or more of the Company’s voting power. The preferred stockholders can waive this “deemed” liquidation preference by a majority vote. Since the occurrence of a deemed liquidation event is outside the control of the Company, the preferred stock is not considered permanent equity and is classified as mezzanine equity and its carried at fair value, which is deemed to be the issuance proceeds received, less issuance costs, until such time as the occurrence of a deemed liquidation event or settlement of the preferred stock.

Voting rights.    The preferred stockholders are entitled to one vote for each share of Class A common stock into which such preferred stock can be converted. The preferred stock generally votes together with the Special Stock and the common stock and not as a separate class. The Company’s Amended and Restated Certificate of Incorporation include certain provisions which require a vote of at least a majority of preferred stockholders voting as a single class with respect to certain actions of the Board including: (1) effecting an amendment or waiver of any of the provisions of the Company’s certificate of incorporation or bylaws (including pursuant to a merger) if such action would adversely alter or change in any material respect the rights, preferences, privileges or restrictions of any outstanding series of preferred stock; (2) paying any dividends; (3) authorization, creation or issuance of any share of capital stock senior to, or on parity with such series of preferred stock with respect to any preferences, designations, privileges or powers; (4) increase the number of authorized shares of capital stock; (5) redeem, purchase or otherwise acquire any share or shares of preferred stock or Class A common stock (other than the repurchase of stock from employees, officers, directors or consultants of the Company in connection with the termination of their employment or services pursuant to agreements approved by the Board); (6) authorize any debt security in excess of $200.0 thousand; (7) effect a change in the size of the Board, sell, issue, sponsor, create or distribute any digital tokens, cryptocurrency or other blockchain-based assets (collectively, “Tokens”), including through a pre-sale, initial coin offering, token distribution event or crowdfunding, or through the issuance of any instrument convertible into or exchangeable for Tokens, and (8) effect any action resulting in liquidation, dissolution winding up or any deemed liquidation as described above.

Dividends.    The holders of preferred stock are entitled to receive noncumulative dividends in an amount per share equal to 8% of the original issuance price per annum when, as, and if declared by the Board. No dividends will be paid to the Class A common stockholders until all dividends for such year have been paid to convertible preferred stockholders and if dividends are declared and paid to common stockholders they must also be declared and paid to preferred stockholders with at least the same terms.

Common Stock

As of December 31, 2020, we had 88,206,793 authorized shares of common stock, $0.001 par value, of which 4,053,489 and 3,867,136 shares were issued and outstanding as of December 31, 2020 and 2019, respectively.

Our authorized common stock consists of the following tranches as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Class A	88,205,793	81,205,793
Class B	1,000	1,000
Total authorized common stock	88,206,793	81,206,793

Our outstanding common stock consist of the following tranches as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Class A	4,053,489	3,867,136
Class B	—	—
Total outstanding common stock	4,053,489	3,867,136

We are authorized to issue Class A and Class B common stock and Special Stock. The Class A and Class B common stockholders are entitled to one vote for each share of Class A and Class B common stock held. The Class A and Class B common stock generally votes together with the Special Stock and the preferred stock and not as a separate class. The holder of the Special Stock is entitled to cast that number of votes equal to the greater of such holder’s actual votes or that number of votes equal to 80% of the voting power of all outstanding shares of capital stock of the Company in each vote of the stockholders of the Company or action by written consent of such stockholders held or taken for any purpose, including the election of directors.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, and after payment to the holders of Preferred Stock of the amounts to which they are entitled prior and in preference to any distribution of any assets or surplus funds, any remaining assets and funds of the Company will be (i) distributed ratably among the holders of the Class A common stock; and (ii) the holder of the Special Stock or Class B common stock shall be entitled to receive for each outstanding share of Special Stock or Class B common stock then held by it an amount equal to the par value of such share (provided, however, that the right to receive the payment called for herein may be waived by the holder of the Special Stock or Class B common stock).

Since the inception of the Company, one share of Special Stock was held by Idealab Holdings, LLC; however, as of December 31, 2020, the one share of Special Stock is no longer outstanding as it was converted, pursuant to the elective conversion feature, into Class A common stock. Once converted, the share of Special Stock cannot be reissued. No dividend shall be paid on the Class A common stock in any year, other than dividends payable solely in capital stock, until all dividends for such year have been declared and paid on the preferred stock, and no dividends on the Class A common stock shall be paid unless the amount of such dividend on the Class A common stock is also paid on the preferred stock on an as-converted to Class A common stock basis. No dividend shall be paid on the Class B common stock or Special Stock in any year. As of December 31, 2020, we did not have any authorized or outstanding shares of Special Stock, as the sole share was converted during 2020.

Warrant liability

For the years ended December 31, 2020 and 2019, the Company incurred a $7.5 thousand loss and a $21.4 thousand loss, respectively, on the warrant valuation reported within selling, general, and administrative expenses on the Statements of Operations. The warrants allow the holders to purchase 189,395 shares of Series-2 Preferred Stock at $0.69 per share, which expires on May 25, 2027.